Business Combination, Significant Transaction and Sale of Business (Details 3) - Four Sight Business Intelligence Inc [Member] $ in Thousands	Jun. 07, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets	$ (145)
Intangible assets	279
Deferred taxes	(112)
Goodwill	308
Net assets acquired	$ 330